EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes all stock option activity for the year ended December 31, 2023:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding at December 31, 2022	-	$-	-	$-
Granted	64,705	0.001	9.38	685
Exercised	-	-	-	-
Forfeited/Expired	-	-	-	-
Outstanding at December 31, 2023	$64,705	$0.001	$9.38	$685
Exercisable at December 31, 2023	$-	$-	$-	$-

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS	The grant date fair value of the stock options was estimated using the following assumptions:
Expected term	5 years
Volatility	62.39%
Expected dividend yield	0.00%
Annual Risk Free Rate	3.52%

Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the phantom option activity for the year ended December 31, 2023:

	Phantom Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding at December 31, 2022	-	$-	-	-
Granted	53,613	0.001	9.39	568
Exercised	-	-	-	-
Forfeited/Expired	-	-	-	-
Outstanding at December 31, 2023	$53,613	$0.001	$9.39	$568
Exercisable at December 31, 2023	$-	$-	$-	$-

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The fair value of the phantom options at December 31, 2023 was estimated using the following assumptions:

Expected term	5 years
Volatility	60.31%
Expected dividend yield	0.00%
Annual Risk Free Rate	3.84%